TAXATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense Disclosure [Line Items]
Tax expense	$ 1,882	$ 10,631	$ 3,323
Valuation allowance, deferred tax asset, increase (decrease), amount	10,200	100
Canada And Namibia
Income Tax Expense Disclosure [Line Items]
Tax expense	(700)	10,600	3,100
NORWAY
Income Tax Expense Disclosure [Line Items]
Tax expense	$ 2,600	$ 0	$ 200